Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($) PSU	Mar. 31, 2021 USD ($) PSU	Jun. 30, 2020 USD ($) PSU	Mar. 31, 2020 USD ($) PSU	Dec. 31, 2020 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	727,330	593,150	798,522	604,692	604,806
Beginning balance	$ 29,677	$ 29,080	$ 21,043	$ 19,069	$ 20,570
Granted | PSU		134,180		193,830
Paid | PSU	(213,820)		(193,716)		(10,426)
Forfeited | PSU					(1,230)
Ending balance | PSU	513,510	727,330	604,806	798,522	593,150
Accrual related to the fair value of the PSUs outstanding	$ 6,672	$ 305	$ 10,097	$ 3,277	$ 8,151
Foreign exchange adjustment	200	292	395	(1,303)	1,521
Paid	(16,929)		(10,965)		(1,157)
Forfeited					(5)
Ending balance	$ 19,620	$ 29,677	$ 20,570	$ 21,043	$ 29,080